Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13— Commitments and Contingencies

Employment Agreements

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Christopher Ferguson (the “Executive”) for the role of Chief Executive Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value of the Company on a 5-day closing average from the effectiveness of the Agreement. As of June 30, 2021, the Enterprise Value has been achieved.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Brett Vroman (the “Executive”) for the role of Chief Financial Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to 100,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value of the Company on a 5-day closing average from the effectiveness of the Agreement. As of June 30, 2021, the Enterprise Value has been achieved.

On February 2, 2021, the Company entered into an Employment Agreement (the “Agreement”) with Brian Mc Fadden (the “Executive”) for the role of Chief Strategy Officer. The Agreement is effective as of November 12, 2020 (the “Effective Date”) and has a term of three (3) years (the “Term”) from the Effective Date. Thereafter, the Agreement shall automatically be renewed and the Term shall be extended for additional consecutive terms of 1 year (each a “Renewal Term”), unless such renewal is objected to by either the Company or the Executive. The Executive’s initial annual base salary shall be $200,000, less applicable withholdings (the “Base Salary”) and 120,000 common shares that shall vest in their entirety on issuance. For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company’s common stock, which shall vest in their entirety on issuance (the “Principal Market”), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company’s common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to 100,000 shares of the Company’s common stock, due immediately upon an increase of 2.5 times the Enterprise Value of the Company on a 5-day closing average from the effectiveness of the Agreement. As of June 30, 2021, the Enterprise Value has been achieved.

Operating Lease

The Company has entered into non-cancellable operating leases for office, warehouse, and distribution facilities, with original lease periods expiring through 2022. In addition to minimum rent, certain of the leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the consolidated balance sheets.

Total rent expense for the three and six months ended June 30, 2021 was $32.724 and $59,277, respectively. Total rent expense for the three and six months ended June 30, 2020 was $122,943 and $269,709, respectively. Rent expense is included in general and administrative expense on the consolidated statements of operations.

As of June 30, 2021, the Company had operating lease liabilities of $107,776 and right of use assets for operating leases of $104,707. During the three and six months ended June 30, 2021 and 2020, operating cash outflows relating to operating lease liabilities was $23,723 and $74,776, respectively, and the expense for right of use assets for operating leases was $24,163 and $77,823, respectively. As of June 30, 2021, the Company’s operating leases had a weighted-average remaining term of 1.6 years and weighted-average discount rate of 4.5%. Excluded from the measurement of operating lease liabilities and operating lease right-of-use assets were certain office, warehouse and distribution contracts that qualify for the short-term lease recognition exception.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 13— Commitments and Contingencies — (Continued)

Rental Income

Fergco leases a portion of the building located in Washington, New Jersey that it owns under a month-to-month lease. Total rental income related to the leased space for both the three and six months ended June 30, 2021 was $28,703 and $54,407, respectively, and is included in other income on the consolidated statements of operations. Total rental income related to the leased space for both the three and six months ended June 30, 2020 was $25,703 and $51,407, respectively, and is included in other income on the consolidated statements of operations.

Legal Contingencies

The Company is involved in claims and litigation in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. For certain pending matters, accruals have not been established because such matters have not progressed sufficiently through discovery, and/or development of important factual information and legal information is insufficient to enable the Company to estimate a range of possible loss, if any. An adverse determination in one or more of these pending matters could have an adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

We are, and may in the future become, subject to various legal proceedings and claims that arise in or outside the ordinary course of business.

Oceanside Traders, LLC v. Cloud b, Inc. and Vinco Ventures, Inc. f/k/a Edison Nation, Inc.

On April 14, 2020, Oceanside Traders, LLC filed a complaint against Cloud B, Inc. and Vinco Ventures, Inc. with the Superior Court of Ocean County, State of New Jersey, alleging breach of contract and other claims resulting in total damages in the amount of $440,383, consisting of $141,007 for failure to pay plaintiff for goods sold, for $138,180 for overpayments and $161,196 for lost profits. On November 9, 2020, Plaintiff filed an amended complaint, adding other defendants, alleging breach of contract, breach of covenant of good faith and fair dealing, quasi-contract/unjust enrichment, conversion, fraud, negligent misrepresentation, fraudulent transfer, and piercing the corporate veil. On December 4, 2020, Vinco Ventures, Inc. filed its amended answer. On December 28, 2020, the other defendants filed a motion to dismiss on jurisdictional grounds which is currently pending before the court. On February 24, 2021, the Company entered into a Settlement Agreement and General Release of All Claims (the “Settlement Agreement”) with Edison Nation, LLC, Pearl 33 Holdings, LLC and Christopher Ferguson (collectively, the “Settling Defendants”) and Oceanside Traders, LLC (the “Plaintiff”). Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.

Rosenberg Fortuna & Laitman, LLP and Mark Principe v. Safe TV, LLC

On March 13, 2019, Rosenberg Fortuna & Laitman, LLP and Mark Principe filed a complaint against Safe TV Shop, LLC with the Supreme Court of the State of New York, County of Nassau alleging a breach of indemnification arising out of the use of a certain packaging material. On February 12, 2020, the parties entered a Stipulation and Settlement and Consent Agreement for a Consent Judgment in the amount of $50,000. Safe TV, LLC has no assets and there have been no operations by Safe TV, LLC since the date of acquisition by Vinco Ventures, Inc. On April 5, 2021, the Company, through Safe TV Shop, LLC, entered into a Settlement Agreement and Release of Claims (the “Settlement”). Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April 9, 2021. The Company made payment in the amount of $25,000 on April 8, 2021.

Gerald Whitt, et al. v. Vinco Ventures, CBAV1, LLC, et al.

On October 27, 2020, Gerald Whitt, et al, the minority shareholders of Cloud b Inc. (“Whitt Plaintiffs”) filed a civil complaint in the Superior Court of the State of California against Vinco Ventures, Inc., CBAV1, LLC and other parties, alleging fraudulent concealment, breach of fiduciary duty, breach of contract, breach of confidence, intentional misrepresentation, negligent misrepresentation, unfair business practices and civil conspiracy (the “Whitt Complaint”). The Whitt Plaintiffs seek “in excess of $8,000,000” in damages. Defendants’ position is that the Whitt Complaint is frivolous and the filing of same was an abuse of process. Defendants have not been served with the Whitt Complaint. On or about June 4, 2021, CBAV1 entered into a settlement agreement with the trustee for Cloud b, Inc., whereby CBAV1 paid $500,000 to the Cloud b Estate for distribution to its unsecured creditors.  As part of the settlement, all derivative claims on behalf of Cloud b, Inc. in the Whitt Complaint were released as to CBAV1 and its affiliates, shareholders, officers, directors, employees and other parties. There are a limited number of non-derivative claims that were not released. All defendants are being dismissed pursuant to court order and settlement agreements.

In re CBAV1, LLC, Debtor, Chapter 11 Bankruptcy/In re Cloud b, Inc., Debtor Chapter 7 Bankruptcy

On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the “Bankruptcy Code”). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000. On December 18, 2020, CBAV1, LLC filed a motion to sell substantially of the CBAV1 Assets free and clear of all interests, liens, claims and encumbrances. On that same date, CBAV1, LLC also filed a motion to approve (i) certain procedures for the submission of bids in connection with the sale of substantially all of the assets, (ii) the break-up fee and expense reimbursement, (iii) scheduling an auction and (iv) scheduling a sale hearing. On January 21, 2021, the prospective buyer entered into an asset purchase agreement to buy the CBAV1 Assets for $2,250,000, on terms and conditions set forth therein. On March 12, 2021, the court approved the sale of the CBAV1 Assets to the winning bidder at the auction held on March 10, 2021 and March 11, 2021 for the total sum of $3,000,000 US. A cash payment in the amount of $2,650,000, less certain credits, was made at closing on April 21, 2021 with additional payments in the amounts of $150,000 US due on April 15, 2022 and $200,000 US on April 15, 2023.

Vinco Ventures, Inc., et al. v. Milam Knecht & Warner, LLP, Michael D. Milam, Gerald Whitt, Alexander Whitt, et al.

On December 31, 2020, Vinco Ventures, Inc., and other parties, filed a complaint against the Whitt Plaintiffs, and other parties, with the United States District Court for Eastern District of Pennsylvania, alleging intentional misrepresentation, negligent misrepresentation, negligence, conspiracy, unfair business practices, abuse of process, civil extortion, trade libel and defamation. Defendants entered their appearances, Plaintiffs filed an amended complaint and Defendants filed motions to dismiss the complaint, which are currently pending before the Court.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 16 — Commitments and Contingencies

Operating Lease

The Company has entered into non-cancellable operating leases for office, warehouse, and distribution facilities, with original lease periods expiring through 2022. In addition to minimum rent, certain of the leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the consolidated balance sheets.

On June 6, 2018, the Company’s wholly owned subsidiary, Best Party Concepts, LLC, entered into a lease for office space in Newtown, PA, which expired on May 30, 2020.

On August 1, 2020, the Company entered into a lease for warehouse space in Clearwater, Florida, which expires on July 31, 2022. Monthly lease payments are approximately $5,994 for a total of approximately $137,836 for the total term of the lease.

On July 1, 2019, the Company entered into a lease for office space in Bethlehem, Pennsylvania, which expires on July 31, 2022. Monthly lease payments are $2,415 for a total of approximately $89,000 for the total term of the lease.

Total rent expense for the years ended December 31, 2020 and 2019 was $368,029 and $451,711, respectively. Rent expense is included in general and administrative expense on the consolidated statements of operations.

As of December 31, 2020, the Company recorded operating lease liabilities of $155,490 and right of use assets for operating leases of $153,034. During the year ended December 31, 2020 and 2019, operating cash outflows relating to operating lease liabilities was $345,628 and $307,478, respectively, and the expense for right of use assets for operating leases was $261,815 and $295,106, respectively, and a gain of $27,129 and $0 related to the termination of lease agreements in 2020. As of December 31, 2020, the Company’s operating leases had a weighted-average remaining term of 1.6 years and weighted-average discount rate of 4.5%. Excluded from the measurement of operating lease liabilities and operating lease right-of-use assets were certain office, warehouse and distribution contracts that qualify for the short-term lease recognition exception.

The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Consolidated Balance Sheets as of December 31, 2020:

December 31, 2020
2021	101,798
2022	59,596
2023	-
2024	-
2025	-
2026 and thereafter	-
Total future lease payments	161,394
Less: imputed interest	(5,904)
Present value of future operating lease payments	155,490
Less: current portion of operating lease liabilities	(96,777)
Operating lease liabilities, net of current portion	58,713
Right of use assets – operating leases, net	153,035

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 16 — Commitments and Contingencies — (Continued)

Rental Income

Fergco leases a portion of the building located in Washington, New Jersey that it owns under a month to month lease. Total rental income related to the leased space for both the years ended December 31, 2020 and 2019 was $102,815 and $102,815, respectively, and is included in other income on the consolidated statements of operations.

Legal Contingencies

The Company is involved in claims and litigation in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. For certain pending matters, accruals have not been established because such matters have not progressed sufficiently through discovery, and/or development of important factual information and legal information is insufficient to enable the Company to estimate a range of possible loss, if any. An adverse determination in one or more of these pending matters could have an adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

We are, and may in the future become, subject to various legal proceedings and claims that arise in or outside the ordinary course of business.

Oceanside Traders, LLC v. Cloud b, Inc. and Vinco Ventures, Inc. f/k/a Edison Nation, Inc.

On April 14, 2020, Oceanside Traders, LLC filed a complaint against Cloud B, Inc. and Vinco Ventures, Inc. with the Superior Court of Ocean County, State of New Jersey, alleging breach of contract and other claims resulting in total damages in the amount of $440,383, consisting of $141,007 for failure to pay plaintiff for goods sold, for $138,180 for overpayments and $161,196 for lost profits. On November 9, 2020, Plaintiff filed an amended complaint, adding other defendants, alleging breach of contract, breach of covenant of good faith and fair dealing, quasi-contract/unjust enrichment, conversion, fraud, negligent misrepresentation, fraudulent transfer, and piercing the corporate veil. On December 4, 2020, Vinco Ventures, Inc. filed its amended answer. On December 28, 2020, the other defendants filed a motion to dismiss on jurisdictional grounds which is currently pending before the court. On February 24, 2021, the Company entered into a Settlement Agreement and General Release of All Claims (the “Settlement Agreement”) with Edison Nation, LLC, Pearl 33 Holdings, LLC and Christopher Ferguson (collectively, the “Settling Defendants”) and Oceanside Traders, LLC (the “Plaintiff”). Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.

Rosenberg Fortuna & Laitman, LLP and Mark Principe v. Safe TV, LLC

On March 13, 2019, Rosenberg Fortuna & Laitman, LLP and Mark Principe filed a complaint against Safe TV Shop, LLC with the Supreme Court of the State of New York, County of Nassau alleging a breach of indemnification arising out of the use of a certain packaging material. On February 12, 2020, the parties entered a Stipulation and Settlement and Consent Agreement for a Consent Judgment in the amount of $50,000. Safe TV, LLC has no assets and there have been no operations by Safe TV, LLC since the date of acquisition by Vinco Ventures, Inc. On April 5, 2021, the Company, through Safe TV Shop, LLC, entered into a Settlement Agreement and Release of Claims (the “Settlement”). Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made payment in the amount of $25,000 on April 8, 2021.

Gerald Whitt, et al. v. Vinco Ventures, CBAV1, LLC, et al.

On October 27, 2020, Gerald Whitt, et al, the minority shareholders of Cloud b Inc. (“Whitt Plaintiffs”) filed a civil complaint in the Superior Court of the State of California against Vinco Ventures, Inc., CBAV1, LLC and other parties, alleging fraudulent concealment, breach of fiduciary duty, breach of contract, breach of confidence, intentional misrepresentation, negligent misrepresentation, unfair business practices and civil conspiracy (the “Whitt Complaint”). The Whitt Plaintiffs seek “in excess of $8,000,000” in damages. Defendants’ position is that the Whitt Complaint is frivolous and the filing of same was an abuse of process. Defendants have not been served with the Whitt Complaint.

In re CBAV1, LLC, Debtor, Chapter 11 Bankruptcy/In re Cloud b, Inc., Debtor Chapter 7 Bankruptcy

On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the “Bankruptcy Code”). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000. On December 18, 2020, CBAV1, LLC filed a motion to sell substantially of the CBAV1 Assets free and clear of all interests, liens, claims and encumbrances. On that same date, CBAV1, LLC also filed a motion to approve (i) certain procedures for the submission of bids in connection with the sale of substantially all of the assets, (ii) the break-up fee and expense reimbursement, (iii) scheduling an auction and (iv) scheduling a sale hearing. On January 21, 2021, the prospective buyer entered into an asset purchase agreement to buy the CBAV1 Assets for $2,250,000, on terms and conditions set forth therein. On March 18, 2021, the court entered an order approving the sale of the CBAV1 Assets to the winning bidder at the auction for the total sum of $3,000,000 US, which includes a cash payment at closing in the amount of $2,650,000 US and additional payments in the amounts of $150,000 US on April 15, 2022 and $200,000 US on April 15, 2023. The closing occurred on April 20, 2021.

Vinco Ventures, Inc., et al. v. Milam Knecht & Warner, LLP, Michael D. Milam, Gerald Whitt, Alexander Whitt, et al.

On December 31, 2020, Vinco Ventures, Inc., and other parties, filed a complaint against the Whitt Plaintiffs, and other parties, with the United States District Court for Eastern District of Pennsylvania, alleging intentional misrepresentation, negligent misrepresentation, negligence, conspiracy, unfair business practices, abuse of process, civil extortion, trade libel and defamation. Defendants entered their appearances, Plaintiffs filed an amended complaint and Defendants filed motions to dismiss the complaint, which are currently pending before the Court.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS